Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended					12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2012 CAD	Sep. 30, 2011 7.250% Notes due in May 2019 USD ($)	Dec. 31, 2011 7.250% Notes due in May 2019 CAD Y	Dec. 31, 2012 7.250% Notes due in May 2019		Sep. 30, 2011 7.250% Notes due in May 2019 CAD	Dec. 31, 2011 5.100% 10-year Medium Term Notes (A) USD ($)	Dec. 31, 2012 5.100% 10-year Medium Term Notes (A)		Oct. 17, 2011 5.100% 10-year Medium Term Notes (A) USD ($)	Oct. 12, 2011 5.100% 10-year Medium Term Notes (A) USD ($)	Sep. 13, 2011 5.100% 10-year Medium Term Notes (A) USD ($)	Dec. 31, 2012 5.950% 30-year Notes (A)		Dec. 31, 2010 5.950% 30-year Notes (A) CAD	Dec. 31, 2010 5.950% 30-year Notes (A) USD ($)	Dec. 31, 2012 4.28% Senior Secured Notes CAD		Dec. 31, 2011 5.750% 30-year Debentures (A) CAD Y	Dec. 31, 2012 5.750% 30-year Debentures (A)		Dec. 31, 2012 Secured Equipment Loan (B) CAD		Dec. 31, 2011 Secured Equipment Loan (B)	Dec. 31, 2010 Secured Equipment Loan (B)	Dec. 31, 2012 5.41% Senior Secured Notes (C) CAD		Dec. 31, 2012 6.91% Secured Equipment Notes (D) CAD		Dec. 31, 2012 5.57% Senior Secured Notes (E) CAD		Dec. 31, 2012 7.49% Equipment Trust Certificate (F) CAD		Dec. 31, 2011 3.88% Senior Secured Notes Series A & B(G) CAD	Dec. 31, 2012 3.88% Senior Secured Notes Series A & B(G)	Dec. 31, 2011 5.100% 10-year Debentures (A) CAD Y	Dec. 31, 2011 4.500% 10-year Debentures (A) CAD Y
Debt Instrument [Line Items]
Redemption of notes					$ 101
Debt instrument interest rate						7.25%	7.25%		5.75%	6.25%						4.45%				4.28%		5.75%							5.41%		6.91%		5.57%		7.49%		3.88%		5.10%	4.50%
Maturity						May 01, 2013										Mar. 15, 2023
Carrying amount of call offer									107						246
Total Cost of Call Offer						113
Loss on redemption of notes						(9)				(1)
Debt Redeemed Principal Amount														204
Redemption of Notes Not Tendered													42
Debt instrument interest rate																			350	71		250															139		125	250
Debt instrument term						5																30																	10	10
Net proceeds of Notes	618																	355		71																	139
Voluntary Prepayment Defined Benefit Pension Plan	600	600
Value of locomotive units and other rolling stock used as collateral																				70					29				147		146		67		101		135
Floating interest rate																									1.97%		1.94%	1.39%
Floating interest rate, margin rate																									0.53%
Final repayment of principal amount																				35					53				44				31		11		69
Maturity							2019-05	[1]			2022-01	[1]				2037-05	[1]			2027-03	[2]		2033-03	[1]	2015-08	[3]			2024-03	[4]	2024-10	[5]	2024-12	[6]	2021-01	[7]		2026-12
Addition to property, plant and equipment under capital lease obligations			1
Carrying value of assets collateralizing capital lease obligations	351			332

[1]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.
[2]	During 2012, the Company issued US$71 million 4.28% Senior Secured Notes due in 2027 for net proceeds of $71 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $70 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of US$35 million is due in March 2027.
[3]	The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $29 million at December 31, 2012, which reflects an asset impairment charge taken in the fourth quarter of 2012 (Note 3). The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers' Acceptance rates) plus 53 basis points (2012 - 1.97%; 2011 - 1.94%; 2010 - 1.39%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.
[4]	The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $147 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.
[5]	The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $146 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.
[6]	The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $67 million at December 31, 2012. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$31 million is due in December 2024.
[7]	The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $101 million at December 31, 2012. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.